Summary of Significant Actuarial Assumptions Applied to Determine Accrued Benefit Obligations (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Discount rate		0.50%
Pension defined benefit plans [member] | Actuarial Assumptions [Member]
IfrsStatementLineItems [Line Items]
Discount rate	1.10%	0.60%	1.10%
Pension benefits increase	0.50%	0.50%	1.50%
Rate of compensation increase	2.50%	2.00%	2.00%
Other Benefit Plans [Member] | Actuarial Assumptions [Member]
IfrsStatementLineItems [Line Items]
Discount rate	1.10%	0.60%	1.90%
Pension benefits increase	0.50%	0.50%	1.50%
Rate of compensation increase	2.50%	2.00%	2.00%